Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll and related expense	$ 673	$ 724	$ 600
Other	560	426	309
Accrued payables	321
Accrued liabilities	$ 1,554	$ 1,150	$ 909